FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	3 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	$ 0.9	$ 0.9
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.14	0.16
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	1.03	1.43
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.88	0.98
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0447	0.0434
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0447	0.0434
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	$ 2.3	$ 2.8
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.20	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	1	1.01
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.98	0.99
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0200	0.0175
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0800	0.0800
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0374	0.0436
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0125	0.0028
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.1423	0.1544
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0329	0.0241
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	$ 1.6	$ 1.6
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0115	0.0115
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0197	0.0197
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0154	0.0153
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	$ 0.1	$ 0.1
Financial liabilities measured at fair value	0.0	0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	0.8	0.8
Financial liabilities measured at fair value	0.1	0.1
Debt issued designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial liabilities measured at fair value	10.5	11.9
Other financial liabilities designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial liabilities measured at fair value	$ 2.4	$ 3.2
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0025	0.0024
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0175	0.0175
Derivative financial instruments: Interest rate contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	$ 0.4	$ 0.5
Financial liabilities measured at fair value	$ 0.1	$ 0.3
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0067	0.0065
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0155	0.0081
Derivative financial instruments: Credit derivative contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	$ 0.6	$ 0.2
Financial liabilities measured at fair value	$ 0.4	$ 0.3
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.03	0.02
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	1.85	1.36
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0006	0.0001
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.0416	0.0583
Derivative financial instruments: Equity / index contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Financial assets measured at fair value	$ 0.7	$ 0.4
Financial liabilities measured at fair value	$ 1.1	$ 1.5
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.12	0.11
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.03	0.04
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	1.45	0.98
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	(0.29)	(0.29)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	0.84	0.76
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	(0.25)	(0.25)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Table]
Significant unobservable input(s)	1	1